Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Operating expenses
Schedule of attribution of expenses by nature to their function

	Year ended December 31, 2025
		Marketing —
	Research and	business	General and
	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Studies	(65,786)	—	—	(65,786)
Personnel costs	(14,505)	(121)	(35,215)	(49,842)
Fees	(432)	0	(6,179)	(6,611)
Depreciation, amortization and provisions	(2,658)	—	(253)	(2,911)
Support costs (including taxes)(1)	0	(895)	(750)	(1,645)
Insurances	—	—	(1,549)	(1,549)
IT systems	(936)	(19)	(110)	(1,065)
Patents	(795)	—	—	(795)
Energy and liquids	(611)	—	—	(611)
Maintenance	(403)	—	—	(403)
Disposables	(235)	—	—	(235)
Other(2)	(684)	(3,927)	(3,839)	(8,450)
Total operating expenses	(87,043)	(4,963)	(47,895)	(139,901)

	Year ended December 31, 2024
	Research and	Marketing —	General and
	development	Business	administrative
(in thousands of euros)	expenses	development	expenses	Total
Studies	(68,599)	—	—	(68,599)
Personnel costs	(13,305)	(269)	(5,771)	(19,345)
Fees	(315)	(2)	(4,845)	(5,162)
Depreciation, amortization and provisions	(2,893)	—	(694)	(3,588)
Support costs (including taxes)	0	(998)	(795)	(1,793)
IT systems	(786)	(11)	(61)	(858)
Patents	(1,048)	—	—	(1,048)
Energy and liquids	(846)	—	—	(846)
Maintenance	(1,025)	—	—	(1,025)
Disposables	(1,529)	—	—	(1,529)
Other	(535)	(675)	(3,672)	(4,882)
Total operating expenses	(90,880)	(1,953)	(15,839)	(108,673)

	Year ended December 31, 2023
		Marketing —
	Research and	business	General and
	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Studies	(88,162)	—	—	(88,162)
Personnel costs	(13,568)	(224)	(4,743)	(18,535)
Fees	(135)	(215)	(4,084)	(4,434)
Depreciation, amortization and provisions	(2,317)	—	(209)	(2,527)
Support costs (including taxes)(1)	0	(473)	(767)	(1,240)
IT systems	(845)	(16)	(90)	(951)
Patents	(551)	—	—	(551)
Energy and liquids	(900)	—	—	(900)
Maintenance	(1,017)	—	—	(1,017)
Disposables	(1,799)	—	—	(1,799)
Other	(719)	(1,051)	(3,944)	(5,714)
Total operating expenses	(110,012)	(1,980)	(13,837)	(125,829)
(1)	The Chinese government withheld an amount corresponding to 10% of the payment made by CTTQ to the Company, i.e., €0.5 million in 2023, €1.0 million in 2024 and €1.0 million in 2025. Companies subject to withholding tax in China are allowed to treat the amount paid as a tax credit in France, given that a tax treaty exists between the two countries. The credit may only be applied to the current financial year. As the Company is in a loss-making position, the amount of the withholding tax is recognized as a tax expense (non‑deductible).
(2)	Other expenses primarily consist of costs related to the commercial development of lanifibranor. Please note these expenses are different to the “Other operating expenses” presented in Note 21 – Other operating income and expenses.

Schedule of personnel costs and headcount

For the year ended December 31, 2025

	Year ended December 31, 2025
		Marketing —
	Research and	business	General and
	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(7,757)	(75)	(4,611)	(12,443)
Payroll taxes	(3,475)	(10)	(9,233)	(12,718)
Provisions for retirement benefit obligations	680	—	120	799
Share-based compensation expense(1)	(3,953)	(37)	(21,491)	(25,481)
Total personnel costs	(14,505)	(121)	(35,215)	(49,842)
(1)	Share - based compensation expense is mainly composed of the new Free shares plans (AGA) and Stock Options plans granted during 2025 (see Note 12 - Shareholders’ equity).

For the year ended December 31, 2024

	Year ended December 31, 2024
		Marketing —
	Research and	business	General and
	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(8,493)	(212)	(3,376)	(12,081)
Payroll taxes	(2,343)	(16)	(1,132)	(3,491)
Provisions for retirement benefit obligations	(124)	—	(69)	(193)
Share‑based compensation expense	(2,345)	(41)	(1,194)	(3,580)
Total personnel costs	(13,305)	(269)	(5,771)	(19,345)

For the year ended December 31, 2023

	Year ended December 31, 2023
		Marketing —
	Research and	business	General and
	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(8,376)	(181)	(2,450)	(11,007)
Payroll taxes	(2,394)	(19)	(963)	(3,376)
Provisions for retirement benefit obligations	(124)	—	(58)	(183)
Share‑based compensation expense	(2,673)	(25)	(1,272)	(3,969)
Total personnel costs	(13,568)	(224)	(4,743)	(18,535)